Share-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
Share-based Compensation (stock option and share units amounts below are in thousands)
The consolidated compensation cost recorded for the Company’s share-based compensation arrangements was $828, $1,972 and $3,062 for 2015, 2014 and 2013, respectively. The total income tax benefit recognized in the Consolidated Statements of Operations and Comprehensive Loss for share-based compensation arrangements was $0, $189 and $1,141 in 2015, 2014 and 2013, respectively. All compensation expense related to share-based compensation arrangements of continuing operations is recorded in sales, general and administrative expense. The unrecognized compensation cost as of December 31, 2015 associated with all share-based payment arrangements is $2,088 and the weighted average period over which it is to be expensed is 1.5 years.
2015 Short-Term Incentive Plan
On July 24, 2015, the Board of Directors of the Company approved certain revisions to the Company's 2015 STI Plan. Along with providing cash bonus opportunities, the revisions awarded 124 stock options to executive officers and other select personnel, which were granted under the Company's 2008 Omnibus Incentive Plan. The stock options vest in three equal installments over three years from the grant date and are exercisable immediately upon vesting. The strike price was equal to the closing price of the Company's stock on the date of grant. The term of the options is 10 years from the date of grant.
The weighted average grant date fair value of $2.10 per share for the options granted under the 2015 STI Plan was estimated using the Black-Scholes option-pricing model with the following assumptions:

Expected volatility	56.1%
Risk-free interest rate	1.8%
Expected life (in years)	6.0
Expected dividend yield	—

Restricted Stock, Stock Option and Equity Compensation Plans – The Company maintains the 2008 A.M. Castle & Co. Omnibus Incentive Plan (amended and restated as of April 25, 2013) for the benefit of officers, directors and other key management employees. There is an aggregate amount of 3,350 authorized shares under this plan.
Long-Term Compensation and Incentive Plans
On July 24, 2015, the Board of Directors of the Company approved equity awards under the Company's 2015 LTC Plan for executive officers and other select personnel. The 2015 LTC Plan awards included RSUs and non-qualified stock options.
On March 26, 2014, the Board of Directors of the Company approved equity awards under the Company’s 2014 Long-Term Compensation Plan (“2014 LTC Plan”) for executive officers and other select personnel. On March 6, 2013, the Board of Directors of the Company approved equity awards under the Company’s 2013 Long-Term Compensation Plan (“2013 LTC Plan”) for executive officers and other select personnel. Both the 2014 LTC Plan and the 2013 LTC Plan included RSUs and PSUs.
Each of the respective LTC Plans for 2015, 2014 and 2013 are subject to the terms of the Company's 2008 A.M. Castle & Co. Omnibus Incentive Plan, amended and restated as of April 25, 2013.
Restricted Share Units and Non-Vested Shares
The RSUs granted under the 2015 and 2014 LTC Plans will cliff vest on December 31, 2017 and December 31, 2016, respectively. Approximately 23 RSUs granted under the 2013 LTC Plan cliff vested on December 31, 2015. Each RSU that becomes vested entitles the participant to receive one share of the Company’s common stock. The number of shares delivered may be reduced by the number of shares required to be withheld for federal and state withholding tax requirements (determined at the market price of Company shares at the time of payout).
The outstanding non-vested share balance consists of shares issued to the Board of Directors. Non-vested shares were issued to the directors during the second quarter of 2015, 2014 and 2013, respectively, and will cliff vest after three years in the second quarter of 2018, 2017 and 2016, respectively.
The grant date fair value of the RSUs and non-vested shares is established using the market price of the Company’s stock on the date of grant.
A summary of the non-vested share and RSU activity is as follows:

	Non-Vested Shares		Restricted Share Units
	Shares	Weighted-Average Grant Date Fair Value	Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2015	107	$14.21	199	$14.67
Granted	149	$3.74	188	$3.92
Forfeited	—	$—	(98)	$12.96
Vested	(86)	$13.01	(79)	$14.53
Outstanding at December 31, 2015	170	$10.08	210	$5.91
Expected to vest at December 31, 2015	170	$10.08	106	$5.30

The unrecognized compensation cost as of December 31, 2015 associated with RSU and non-vested share awards was $1,051. The total fair value of shares vested during the years ended December 31, 2015, 2014 and 2013 was $1,762, $938 and $1,106, respectively.
Performance Shares
PSU awards are based on two independent conditions, the Company’s relative total shareholder return (“RTSR”), which represents a market condition, and Company-specific target goals for Return on Invested Capital (“ROIC”) as defined in the LTC Plans.
There were no PSUs awarded by the Company under the 2015 LTC Plan. The status of PSUs that have been awarded as part of the active LTC Plans is summarized below as of December 31, 2015:

Plan Year	Grant Date Fair Value	Estimated Number of Performance Shares to be Issued	Maximum Number of Performance Shares that Could Potentially be Issued
2014 LTC Plan
RTSR performance condition	$20.16	—	69
ROIC performance condition	$14.35	—	69
2013 LTC Plan
RTSR performance condition	$24.74	—	46
ROIC performance condition	$16.29	—	46

The grant date fair values of PSU awards containing the RTSR performance condition were estimated using a Monte Carlo simulation with the following assumptions:

	2014	2013
Grant Date Fair Value per Share Unit	$20.16	$24.74
Expected volatility	40.8%	59.5%
Risk-free interest rate	0.79%	0.38%
Expected life (in years)	2.77	2.82
Expected dividend yield	—	—

The grant date fair values for PSU awards subject to the ROIC performance condition were established using the market price of the Company's common stock on the date of grant.
Final award vesting and distribution of performance awards at December 31, 2015 that were granted under the 2013 LTC Plan was determined based on the Company's actual performance versus the target goals for a three-year consecutive period (as defined in the 2013 Plan). Refer to the table above for the number of shares expected to be issued under 2013 LTC Plan. The unrecognized compensation cost as of December 31, 2015 associated with the 2014 LTC Plan performance share units is $219.
Stock Options
In addition to the stock options granted under the 2015 STI Plan, the Company granted 583 stock options under the 2015 LTC Plan which vest in three equal installments during 2016, 2017 and 2018. The first installment will be exercisable 12 months after the date of grant and the remaining installments will be exercisable on February 25, 2017 and February 25, 2018, except for awards granted to the Company's President and Chief Executive Officer which become exercisable on April 17, 2017 and April 18, 2018. The strike price was equal to the closing price of the Company's stock on the date of grant. The term of the options is 10 years from the date of grant.
The weighted average grant date fair value of $2.05 per share for the options granted under the 2015 LTC Plan was estimated using the Black-Scholes option-pricing model with the following assumptions:

Expected volatility	55.7%
Risk-free interest rate	1.8%
Expected life (in years)	5.8
Expected dividend yield	—

A summary of stock option activity under all stock-based compensation plans is as follows:

	Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Contractual Life
Stock options outstanding at January 1, 2015	82	$13.62
Granted	707	$3.92
Exercised	—	$—
Forfeited	(64)	$5.03
Expired	(34)	$14.77
Stock options outstanding at December 31, 2015	691	$4.43	$—	9.2 years
Stock options exercisable at December 31, 2015	40	$12.79	$—	2.2 years
Stock options vested or expected to vest as of December 31, 2015	530	$4.59	$—	9.0 years

The total intrinsic value of options exercised during the years ended December 31, 2014 and 2013 was $56 and $914, respectively. There were no options exercised during the year ended December 31, 2015. The unrecognized compensation cost associated with stock options as of December 31, 2015 was $818.